Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
January 31, 2022
AEA-NPRT1-0422
1.813062.117
Common Stocks - 98.1%
	Shares	Value ($)
Bermuda - 0.6%
Alibaba Health Information Technology Ltd. (a)	2,840,890	2,141,319
Huanxi Media Group Ltd. (a)	12,206,477	2,252,381
TOTAL BERMUDA		4,393,700
Cayman Islands - 34.9%
Akeso, Inc. (a)(b)	748,824	2,034,034
Alibaba Group Holding Ltd. (a)	1,988,029	31,159,501
Alibaba Group Holding Ltd. sponsored ADR (a)	384,349	48,347,261
Antengene Corp. (a)(b)	1,786,262	1,403,920
Archosaur Games, Inc. (b)	2,299,402	2,438,306
Bairong, Inc. (a)(b)	1,016,990	1,217,699
BC Technology Group Ltd. (a)	1,706,520	1,990,512
Bilibili, Inc. ADR (a)(c)	447,194	15,781,476
Boqii Holding Ltd. ADR (a)(c)	451,641	330,330
Frontage Holdings Corp. (a)(b)	5,918,372	2,858,259
GDS Holdings Ltd. ADR (a)	32,726	1,436,017
Innovent Biologics, Inc. (a)(b)	409,150	1,732,671
iQIYI, Inc. ADR (a)(c)	431,867	1,762,017
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	642,537	769,198
Kangji Medical Holdings Ltd.	788,536	865,314
KE Holdings, Inc. ADR (a)	575,853	12,547,837
Kindstar Globalgene Technology, Inc. (a)(b)	1,586,414	845,146
Kuaishou Technology Class B (b)	490,724	5,609,349
Li Auto, Inc. Class A (a)	376,384	4,618,619
Medlive Technology Co. Ltd. (b)	478,576	777,025
Meituan Class B (a)(b)	1,736,221	51,799,013
Microport Cardioflow Medtech Corp. (b)	6,975,799	2,923,997
Ming Yuan Cloud Group Holdings Ltd.	2,377,730	4,902,649
New Horizon Health Ltd. (b)	1,129,320	3,323,392
Pinduoduo, Inc. ADR (a)	461,839	27,636,446
RLX Technology, Inc. ADR (c)	380,402	1,274,347
Sea Ltd. ADR (a)	31,523	4,738,222
Smoore International Holdings Ltd. (b)	897,126	3,860,177
Sunac China Holdings Ltd.	2,621,834	3,230,943
Wuxi Biologics (Cayman), Inc. (a)(b)	797,668	7,994,839
XPeng, Inc.:
ADR (a)	231,400	8,119,826
Class A	298,900	5,213,224
Zai Lab Ltd. (a)	25,284	1,194,296
Zai Lab Ltd. ADR (a)	54,049	2,684,614
TOTAL CAYMAN ISLANDS		267,420,476
China - 17.5%
Anhui Korrun Co. Ltd. (A Shares)	727,906	2,136,014
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	13,616	477,738
Beijing Enlight Media Co. Ltd. (A Shares)	2,091,138	3,481,960
Beijing Shiji Information Technology Co. Ltd. (A Shares)	4,737,874	23,696,939
Beijing Sinohytec Co. Ltd. (A Shares) (a)	194,500	6,526,098
DBAPPSecurity Ltd. (A Shares)	37,800	1,201,223
Estun Automation Co. Ltd.:
(A Shares)	1,891,700	6,913,042
(A Shares)	1,515,600	5,538,620
Great Wall Motor Co. Ltd. (H Shares)	440,554	1,195,262
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares) (a)	569,369	2,099,591
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	320,256	3,943,911
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	282,008	4,646,217
Hundsun Technologies, Inc. (A Shares)	518,000	4,801,451
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	675,400	4,363,513
Joinn Laboratories China Co. Ltd. (A Shares)	336,121	5,140,598
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	687,899	1,549,023
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	191,367	3,871,921
Pharmaron Beijing Co. Ltd. (A Shares)	291,899	5,448,136
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	507,800	3,337,351
Shenzhen Inovance Technology Co. Ltd. (A Shares)	662,026	6,343,057
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	116,906	5,969,864
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	114,800	2,440,662
Sungrow Power Supply Co. Ltd. (A Shares)	424,700	7,715,671
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)	1,115,587	4,320,226
Weihai Guangwei Composites Co. Ltd. (A Shares)	402,728	4,588,251
WuXi AppTec Co. Ltd. (H Shares) (b)	509,143	7,302,776
Yunnan Energy New Material Co. Ltd.	122,300	4,922,022
TOTAL CHINA		133,971,137
Germany - 1.2%
Delivery Hero AG (a)(b)	65,626	5,065,668
Shop Apotheke Europe NV (a)(b)	32,016	4,162,462
TOTAL GERMANY		9,228,130
Hong Kong - 0.6%
Hong Kong Exchanges and Clearing Ltd.	84,538	4,825,069
India - 13.9%
Amber Enterprises India Ltd. (a)	51,857	2,531,180
Asian Paints Ltd.	74,702	3,167,555
Aster DM Healthcare Ltd. (a)(b)	435,969	1,086,616
Bajaj Finance Ltd.	3	284
Computer Age Management Services Private Ltd.	263,070	9,574,815
Devyani International Ltd.	1,121,662	2,551,733
Dixon Technologies India Ltd.	95,009	5,661,206
HDFC Asset Management Co. Ltd. (b)	193,342	5,751,529
HDFC Bank Ltd.	495,500	9,971,282
HDFC Bank Ltd. sponsored ADR	26,190	1,797,420
Hindustan Aeronautics Ltd.	217,825	4,240,666
Indian Energy Exchange Ltd. (b)	1,475,941	4,701,301
Kotak Mahindra Bank Ltd. (a)	141,973	3,560,774
MedPlus Health Services Ltd.	1,727	25,367
Page Industries Ltd.	7,382	4,219,181
Reliance Industries Ltd.	1,100,948	35,502,658
Sapphire Foods India Ltd.	161,800	2,956,201
Tata Motors Ltd. (a)	442,046	3,051,585
Vijaya Diagnostic Centre Pvt Ltd.	58,123	406,055
Voltas Ltd.	365,408	5,828,736
Zomato Ltd. (a)	151,220	184,420
TOTAL INDIA		106,770,564
Indonesia - 0.3%
PT Bank Central Asia Tbk	4,712,353	2,506,488
Japan - 5.7%
BASE, Inc. (a)	687,808	2,771,212
Demae-Can Co. Ltd. (a)(c)	504,659	3,285,050
Freee KK (a)	116,994	4,624,996
Hennge K.K. (a)	323,254	3,595,044
Lifenet Insurance Co. (a)	232,671	1,313,329
Money Forward, Inc. (a)	219,010	9,966,319
SHIFT, Inc. (a)	22,144	3,679,250
Uzabase, Inc. (a)	272,639	2,577,765
Z Holdings Corp.	2,370,847	12,040,743
TOTAL JAPAN		43,853,708
Korea (South) - 5.3%
ILJIN Hysolus Co. Ltd. (a)	2,200	74,197
Kakao Pay Corp. (a)	83,063	8,845,567
LG Energy Solution (a)	1,800	684,593
Samsung Electronics Co. Ltd.	453,289	28,190,305
Wemade Max Co. Ltd. (a)	138,967	3,106,402
TOTAL KOREA (SOUTH)		40,901,064
Mauritius - 1.2%
MakeMyTrip Ltd. (a)	354,634	9,465,181
Netherlands - 1.8%
ASML Holding NV (Netherlands)	6,976	4,724,805
NXP Semiconductors NV	23,136	4,753,060
Yandex NV Series A (a)	79,813	3,835,813
TOTAL NETHERLANDS		13,313,678
Poland - 0.7%
CD Projekt RED SA (c)	124,596	5,531,476
Taiwan - 11.1%
eMemory Technology, Inc.	54,000	3,155,019
Taiwan Semiconductor Manufacturing Co. Ltd.	3,484,393	80,629,884
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,200	1,128,196
TOTAL TAIWAN		84,913,099
United Kingdom - 1.0%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/23/23 (a)(b)	182,000	4,892,420
ZWSOFT Co. Ltd. ELS (Guangzhou) (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(b)	59,500	2,867,503
TOTAL UNITED KINGDOM		7,759,923
United States of America - 2.1%
Array Technologies, Inc. (a)	178,500	1,881,390
ATRenew, Inc. ADR (c)	86,546	553,894
Li Auto, Inc. ADR (a)	125,420	3,272,208
NVIDIA Corp.	17,975	4,401,359
onsemi (a)	85,300	5,032,700
Smart Share Global Ltd. ADR (a)(c)	387,300	716,505
Space Exploration Technologies Corp. Class A (a)(d)(e)	600	336,000
TOTAL UNITED STATES OF AMERICA		16,194,056
Vietnam - 0.2%
Vietnam Dairy Products Corp.	428,640	1,579,342
TOTAL COMMON STOCKS (Cost $756,454,536)		752,627,091

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	11,980	1,780,947
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	65,318	647,955
		2,428,902
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	119,805	6,737,783
TOTAL PREFERRED STOCKS (Cost $6,322,310)		9,166,685

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	9,271,479	9,273,333
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	13,689,983	13,691,352
TOTAL MONEY MARKET FUNDS (Cost $22,964,685)		22,964,685

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $785,741,531)	784,758,461
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(17,447,335)
NET ASSETS - 100.0%	767,311,126

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,764,287 or 17.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,764,902 or 0.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,312,699
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	927,721
Space Exploration Technologies Corp. Class A	2/16/21	251,994

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	7,015,578	84,064,016	81,806,261	1,225	-	-	9,273,333	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	67,864,930	36,869,649	91,043,227	53,310	-	-	13,691,352	0.0%
Total	74,880,508	120,933,665	172,849,488	54,535	-	-	22,964,685

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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